Earnings per Share - Summary of Basic Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	₩ 912,400	₩ 2,407,523	₩ 1,504,352
Interest on hybrid bonds	(14,766)	(14,766)	(14,766)
Profit from continuing operation attributable to owners of the Parent Company on common shares	947,831	1,271,395	683,956
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 0	₩ 1,147,594	₩ 816,582
Continuing operation	₩ 4,118	₩ 3,614	₩ 1,741
Parent Company [Member]
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	₩ 912,400	₩ 1,217,520	₩ 648,579
Interest on hybrid bonds	(14,766)	(14,766)	(14,766)
Profit from continuing operation attributable to owners of the Parent Company on common shares	897,634	1,202,754	633,813
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 0	₩ 1,190,003	₩ 855,773
Weighted average number of common shares outstanding	217,994,490	332,761,592	363,977,155
Continuing operation	₩ 4,118	₩ 3,614	₩ 1,741
Discontinued operation	₩ 0	₩ 3,576	₩ 2,352